October 4, 2024

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:       NEOS ETF Trust, File No. 811-23645

Dear SEC Staff:

On behalf of NEOS ETF Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 166 (the “Amendment”) to the Trust’s Registration Statement under the Securities Act of 1933 (the “Securities Act”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act. The main purpose for this filing is to establish FIS Bright Portfolios Focused Equity ETF as a new series of the Trust.

If you have any questions, please contact Bibb L. Strench at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench
Bibb L. Strench